Expense Example - FidelitySustainableMulti-AssetFund-RetailPRO - FidelitySustainableMulti-AssetFund-RetailPRO - Fidelity Sustainable Multi-Asset Fund - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	160
5 years	284
10 years	$ 646